                         [LETTERHEAD OF ROPES & GRAY]

                                        October 29, 1996

Magna Funds
60 State Street
Boston, Massachusetts 02109

Gentlemen:

  You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 1,279,812 of your shares of beneficial interest, no par value (the "Shares"), sold in reliance upon the Rule during your fiscal year ended August 31, 1996.

  We have examined your Agreement and Declaration of Trust (the "Agreement and Declaration of Trust") on file in the office of the Secretary of State of the Commonwealth of Massachusetts and are familiar with the action taken by your Trustees to authorize the issuance and sale from time to time of your authorized and unissued shares of beneficial interest at not less than net asset value. We have also examined a copy of your By-Laws, an executed copy of the Notice and such other certificates, documents and records as we have deemed necessary for the purposes of this opinion.

  Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

  Magna Funds (the "Trust") is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the particular series of shares for all loss and expense of any shareholder held personally liable solely by reason of his or her being or

Magna Funds                          -2-                       October 29, 1996

having been a shareholder of that series. Thus, the risk of shareholder liability is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

 We consent to this opinion accompanying the Notice when filed with the Commission.

                                        Very truly yours,




                                        ROPES & GRAY

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1. Name and address of issuer:

   The Magna Funds
   60 State Street, Suite 700
   Boston, MA 02109


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2. Name of each series or class of funds for which this notice is filed:

   Magna Intermediate Government Bond Fund
   Magna Growth & Income Fund


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3. Investment Company Act File Number:    811-8494

   Securities Act File Number:  33-78408


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4. Last day of fiscal year for which this notice is filed:  August 31, 1996


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   None

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9. Number and aggregate sale price of securities sold during the fiscal year:


   1,279,812                              17,518,217

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


   1,279,812                              17,518,217

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


    65,504                                875,720

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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                    $  17,518,217
                                                             -------------------
    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +     875,720
                                                             -------------------
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):            -   7,856,072
                                                             -------------------
    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):       +       0.00
                                                             -------------------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                           10,537,865
                                                             -------------------

    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicble law or
          regulation (see instruction C.6):                  x  1/3300
                                                             -------------------
    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                           3,194
                                                             ===================

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                [ ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Robert A. Bonelli
                          ------------------------------------------------------

                           Executive Vice President
                          ------------------------------------------------------


Date October 30, 1996
     ----------------------------

 *Please print the name and title of the signing officer below the signature.
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